Principal Accounting Policies - Summary of Income and Cash Flow Statement Amounts and Balances of the Consolidated VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure Of Summary Of Revenue Income And Cash Flows Of Variable Interest Entity [Line Items]
Net Revenues	¥ 12,489,859	$ 1,786,026	¥ 11,238,638	¥ 8,436,159
Net income	4,459,076	637,640	3,123,437	2,227,093
Net cash (used in) provided by operating activities	4,626,880	661,635	2,970,125	2,269,646
Net cash used in investing activities	(2,717,363)	(388,578)	(2,419,636)	553,739
Net cash provided by (used in) financing activities	(1,655,948)	$ (236,797)	(1,519,745)	(1,167,002)
Variable Interest Entity, Primary Beneficiary [Member]
Disclosure Of Summary Of Revenue Income And Cash Flows Of Variable Interest Entity [Line Items]
Net Revenues	6,391,878		6,157,284	5,817,440
Net income	1,147,627		347,955	1,080,640
Net cash (used in) provided by operating activities	715,057		(948,849)	137,792
Net cash used in investing activities	(268,280)		(1,051,374)	(240,125)
Net cash provided by (used in) financing activities	¥ 0		¥ 0	¥ 0